Capital Trust Securities	12 Months Ended
Oct. 31, 2022
Capital Trust Securities
Capital Trust Securities
NOTE 20:  CAPITAL TRUST SECURITIES
In 2009, the Bank issued innovative capital securities through Trust IV. On November 1, 2021, Trust IV redeemed all of the outstanding TD Capital Trust IV Notes – Series 2. The proceeds from the issuance of TD Capital Trust IV Notes – Series 2 were invested in bank deposit notes which were also redeemed on November 1, 2021. On December 8, 2021, Trust IV was dissolved. Refer to Notes 10 and 17 for further details.

Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
				Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield	At the option of the issuer	October 31 2022	October 31 2021

TD Capital Trust Notes issued by Trust IV

TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000%	June 30, 2014	$–	$450